Commitments And Contingencies FY 2014 (Details Narrative) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Dec. 10, 2013	Dec. 09, 2013	Apr. 30, 2013	Jul. 31, 2014 Consulting Agreement	Apr. 30, 2014 Consulting Agreement	Apr. 30, 2014 Inverstor Relations Agreement	Jan. 28, 2014 Inverstor Relations Agreement Payment 1	Mar. 01, 2014 Inverstor Relations Agreement Payment 2	Apr. 01, 2014 Inverstor Relations Agreement Payment 3	May 02, 2014 Inverstor Relations Agreement Payment 4	Jul. 31, 2014 Consulting Agreement President	Apr. 30, 2014 Consulting Agreement President	Mar. 14, 2014 Consulting Agreement President	Jul. 31, 2014 Consulting Agreement CEO	Apr. 30, 2014 Consulting Agreement CEO	Mar. 14, 2014 Consulting Agreement CEO
Date Entered into Agreement	2013-12-18					2014-01-10	2014-01-10	2014-01-28
Monthly obligation, Shares						$ 3,000	$ 3,000
Monthly obligation, Amount						3,000	3,000
Total Monthly obligation						6,000	6,000
Common stock, issued	107,500,000	107,500,000	107,500,000	2,150,000	107,500,000	0		25,000	10,000	5,000	5,000	5,000
Prepaid expenses	2,599							10,000
Term of Agreement													1 year	1 year		1 year	1 year
Consideration per month													3,000		3,000	3,000		3,000
Bonus													$ 10,000		$ 10,000	$ 10,000		$ 10,000
Stock Options	4,000,000				4,000,000								2,000,000		2,000,000	2,000,000		2,000,000
Exercise Period	2 years	2 years											2 years	2 years		2 years	2 years
Price per Share	$ 0.70				$ 0.70								$ 0.70		$ 0.70	$ 0.70		$ 0.70